Warrants (Parenthetical) (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
Class of Warrant or Right [Line Items]
(Loss)/gain recognized on fair value adjustment	$ (47,271,140)
Director [Member]
Class of Warrant or Right [Line Items]
(Loss)/gain recognized on fair value adjustment	(894,140)
Advisory Services [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	500,000
(Loss)/gain recognized on fair value adjustment	$ (17,455,860)
Anti-dilution provisions associated with the warrants issued on December 27, 2013 [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	5,730,750